SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
14.	SHARE-BASED PAYMENTS

The Company has three share-based compensation plans under which awards may be granted to employees, namely, the 2013 Share Option Scheme, the 2013 Share Award Scheme and 2021 Share Award Scheme. The maximum aggregate numbers of ordinary shares that are authorized to be issued under the 2013 Share Option Scheme, 2013 Share Award Scheme and 2021 Share Award Scheme are 209,750,000, 215,376,304 and 380,528,480, respectively. These plans have a contractual term of ten years. The share-based awards are accounted for as equity awards and generally vest over a period from two to five years.

14.	SHARE-BASED PAYMENTS (Continued)

2013 Share Option Scheme

A summary of the activity for the options granted under the 2013 Share Option Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2023	32,855,703	0.07	0.85	5.01	5,864
Forfeited	(580,074)	0.07	2.43	—	—
Exercised	(11,857,191)	0.07	0.69	—	—
Outstanding, December 31, 2024	20,418,438	0.07	0.89	4.31	12,763
Vested and expected to vest at December 31, 2024	20,418,438	0.07	0.89	4.31	12,763
Exercisable at December 31, 2024	18,772,369	0.07	0.79	4.14	11,734

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2023 and 2024 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2022, 2023 and 2024 were RMB26,299, RMB5,510 and RMB54,102 (US$7,412), respectively.

The weighted-average grant-date fair value of the share-based awards granted during the years ended December 31, 2022 was US$0.36 per option. There were no options granted during the years ended December 31, 2023 and 2024. The aggregate fair value of the share-based awards vested during the years ended December 31, 2022, 2023 and 2024 were RMB84,098, RMB46,725, and RMB27,467 (US$3,763), respectively.

As of December 31, 2024, there were RMB3,441 (US$471) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 0.71 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

2013 Share Award Scheme

A summary of the activity for the restricted shares issued under the 2013 Share Award Scheme is stated below:

			Aggregate
	Number of	Weighted-average	intrinsic
	shares	grant-date fair value	value
		US$	US$
Outstanding, December 31, 2023	13,137,380	1.22	3,311
Vested	(7,389,941)	0.91	—
Forfeited	(1,667,857)	1.15	—
Outstanding, December 31, 2024	4,079,582	1.82	2,853
Expected to vest at December 31, 2024	4,079,582	1.82	2,853

14.	SHARE-BASED PAYMENTS (Continued)

2013 Share Award Scheme (Continued)

The fair value of the restricted shares is the fair value of the Company’s ordinary shares at their respective grant dates. The weighted-average grant-date fair value of the share-based awards granted during the year ended December 31, 2022 was US$1.29 per share. There were no share-based awards granted during the years ended December 31, 2023 and 2024. The aggregate fair value of the share-based awards vested during the years ended December 31, 2022, 2023 and 2024 were RMB119,156, RMB71,379, and RMB49,172 (US$6,736), respectively.

As of December 31, 2024, there were RMB10,578 (US1,449) of total unrecognized share-based compensation expenses related to unvested share-based awards which are expected to be recognized over a weighted-average period of 0.83 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

A summary of the activity for the options granted under the 2013 Share Award Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2023	14,456,890	0.87	0.32	5.97	—
Forfeited	(1,183,990)	0.87	0.30	—	—
Outstanding, December 31, 2024	13,272,900	0.87	0.32	4.97	—
Vested and expected to vest at December 31, 2024	13,272,900	0.87	0.32	4.97	—
Exercisable at December 31, 2024	12,752,900	0.87	0.31	4.97	—

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2023 and 2024 and the option’s respective exercise price. No options were exercised during the years ended December 31, 2022, 2023 and 2024.

There were no options granted under 2013 Share Aware Scheme during the years ended December 31, 2022, 2023 and 2024. The aggregate fair value of the share-based awards vested during the years ended December 31, 2022, 2023 and 2024 were RMB11,462, RMB9,045 and RMB5,401 (US$740), respectively.

As of December 31, 2024, there were RMB66 (US$9) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 0.13 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

14.	SHARE-BASED PAYMENTS (Continued)

2021 Share Award Scheme

In November 2021, the Company adopted the 2021 Share Award Scheme. A summary of the activity for the restricted shares with option features (the “RSUs”) issued under the 2021 Share Award Scheme is stated below:

			Weighted-
			average	Weighted-
		Weighted-	grant-	average	Aggregate
	Number of	average exercise	date	remaining	intrinsic
	the RSUs	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2023	206,152,350	0.01	0.29	9.42	49,889
Granted	37,829,282	0.01	0.21	—	—
Exercised	(106,346,174)	0.01	0.26	—	—
Forfeited	(11,128,732)	0.01	0.38	—	—
Outstanding, December 31, 2024	126,506,726	0.01	0.29	8.46	87,214
Vested and expected to vest at December 31, 2024	126,506,726	0.01	0.29	8.46	87,214
Exercisable at December 31, 2024	58,002,379	0.01	0.24	8.24	40,253

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2023 and 2024 and the exercise price of respective share-based awards. Total intrinsic value of the share-based awards exercised for the years ended December 31, 2022, 2023 and 2024 were RMB5,297, RMB68,812 and RMB535,068 (US$73,304), respectively.

The weighted-average grant date fair value of the share-based awards granted during the years ended December 31, 2022, 2023 and 2024 were US$0.33, US$0.27 and US$0.21 per share, respectively. The aggregate fair value of the share-based awards vested during the years ended December 31, 2022, 2023 and 2024 were RMB18,371, RMB108,925 and RMB175,724 (US$24,074), respectively.

As of December 31, 2024, there were RMB79,469 (US$10,887) of total unrecognized employee share-based compensation expenses related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 1.16 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

Others

In connection with the acquisition of Shenzhen Yunfan Acceleration Technology Co., Ltd. In 2021, the Company granted 11,684,432 restricted shares to certain employees that contain 1-3 years’ service vesting condition. As of December 31, 2022 and 2023, 6,981,396 and 11,684,432 of restricted shares were vested, respectively. As of December 31, 2024, there were no unvested share-based awards.

14.	SHARE-BASED PAYMENTS (Continued)

Fair value of share options

The fair value of share options was determined using the binomial tree model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the exercise multiple. For expected volatility, the Company has made reference to historical volatility of several comparable companies. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. The risk-free rate for the period within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The fair value of the Company’s ordinary shares is based on the Company’s share price.

The assumptions used to estimate the fair value of the share options granted for the years ended December 31, 2022 are as follows:

2022
Risk-free rate	1.75%-2.93%
Expected volatility range	35.62%-46.22%
Exercise multiple	2.20-2.80
Fair market value per ordinary share as at valuation date	US$0.24-US$0.73

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cost of revenues	15,618	9,756	16,868	2,311
Selling and marketing expenses	68,562	6,977	45,572	6,243
General and administrative expenses	187,843	114,766	101,106	13,851
Research and development expenses	87,812	50,146	50,895	6,973
	359,835	181,645	214,441	29,378